May 1, 2012

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0506

Re:	Nationwide Variable Account-12
Nationwide Life Insurance Company
File No. 333-88612
CIK No. 0001173507

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Nationwide Variable Account-12 (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we hereby certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 13 to the Registration Statement for the Company and the Variable Account which became effective on May 1, 2012.

Please contact me direct at (614) 249-8061 if you have any questions regarding this filing.

Very truly yours,

Nationwide Life Insurance Company

/s/ NOOREE KIM
Nooree Kim
Senior Counsel